Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases
35. Leases
The Group’s lease portfolio consists of approximately 730 property leases, mainly offices and test centres, together with a number of vehicle and equipment leases. The Group adopted IFRS 16 ‘Leases’ at 1 January 2019 and applied the modified retrospective approach. The Group has elected not to recognise right-of-use
assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value
assets. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
As a lessee:
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2021	2020	2019
Interest on lease liabilities		(27)	(41)	(45)
Expenses relating to short-term leases		—	(1)	(2)
Depreciation of right-of-use assets	10	(49)	(68)	(64)
Impairment of right-of-use assets	10	(119)	(4)	—
Lease liabilities are included within financial liabilities – borrowings in the balance sheet, see note 18. The maturities of the Group’s lease liabilities are as follows:

All figures in £ millions	2021	2020
Less than one year	92	100
One to five years	318	333
More than five years	394	441

Total undiscounted lease liabilities	804	874

Lease liabilities included in the balance sheet	633	683

Analysed as:
Current	68	73
Non-current	565	610
In addition to the above, there are current lease liabilities of £nil (2020: £3m) and non-current
lease liabilities of £nil (2020: £66m) classified as held for sale (see note 32).
The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2021	2020	2019
Total cash outflow for leases as a lessee	115	133	136
At the balance sheet date commitments for capital leases contracted for but not yet incurred were £3m (2020: £3m). Extension and termination options and variable lease payments are not significant within the lease portfolio. Short-term leases to which the Group is committed at the balance sheet date are similar to the portfolio of short-term leases to which the short-term lease expense is disclosed above.
As a lessor:
In the event that the Group has excess capacity in its leased offices and warehouses, the Group subleases some of its properties under operating and finance leases.
The amounts recognised in the income statement are as follows:

All figures in £ millions	2021	2020	2019
Interest on lease receivables	6	9	11
Income from subleasing right-of-use assets (within other income)	2	7	17
The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2021	2020	2019
Total cash inflow for leases as a lessor	27	50	37
The following table sets out the maturity analysis of lease payments receivable for subleases classified as operating leases, showing the undiscounted lease payments to be received after the reporting date, and subleases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable. During the year the investment in finance lease receivable decreased by £15m (2020: decreased £66m), primarily due to payments received.

All figures in £ millions	Operating leases	Finance leases	2021 Total	2020 Total
Less than one year	1	20	21	24
One to two years	—	18	18	24
Two to three years	1	19	20	18
Three to four years	2	19	21	18
Four to five years	1	19	20	18
More than five years	2	39	41	56

Total undiscounted lease payments receivable	7	134	141	158
Unearned finance income		(19)

Net investment in finance lease receivable		115